Discontinued Operations (Details) - Schedule of consolidated statements of operations from discontinued operations - Discontinued Operations [Member] - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
REVENUES
Services	$ 640,695	$ 612,862	$ 1,853,721
Sales of parts and equipment	1,448,917	324,189	2,053,964
Furniture and appliances	13,435,098		38,397,306
TOTAL REVENUE	15,524,710	937,051	42,304,991
OPERATING EXPENSES
Cost of sales	12,588,302	298,050	33,913,519
Personnel costs	2,571,387	485,774	5,780,986
Depreciation and amortization	405,499	360,746	1,213,102
Fuel	89,169	112,746	275,368
General and administrative	3,315,868	290,872	7,407,433
TOTAL OPERATING EXPENSES	18,970,226	1,548,188	48,590,408
LOSS FROM OPERATIONS	(3,445,516)	(611,137)	(6,285,417)
OTHER INCOME (EXPENSE)
Financing costs and loss on early extinguishment of debt	(508,943)	(320)	(2,646,757)
Gain on forgiveness of debt	(903,570)	380,247
Gain on sale of assets	16,981	548,723	54,748
Loss on acquisition receivable			(809,000)
Change in warrant liability			(2,127,656)
Interest expense	(235,927)	(78,308)	(913,028)
Other income (expense)	3,075	1,200	9,400
TOTAL OTHER INCOME (EXPENSE)	(1,628,384)	851,542	(6,432,293)
NET LOSS BEFORE INCOME TAXES	(5,073,900)	240,405	(12,717,710)
INCOME TAX BENEFIT	(873,176)		(2,309,929)
NET INCOME (LOSS) BEFORE NON-CONTROLLING INTERESTS	(4,200,724)	240,405	(10,407,780)
LESS NET INCOME (LOSS) ATTRIBUTABLE TO NON-CONTROLLING INTERESTS	(1,669,777)	108,182	(3,260,361)
NET INCOME (LOSS) ATTRIBUTABLE TO SHAREHOLDERS	$ (2,530,948)	$ 132,223	$ (7,147,420)